CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue
Traffic revenue	¥ 87,027	¥ 148,117	¥ 138,064	[1]
Other operating revenue	5,534	6,205	5,559	[1]
Total operating revenue	92,561	154,322	143,623	[1]
Operating expenses
Flight operation expenses	37,545	70,566	76,216	[1]
Maintenance expenses	13,375	13,057	12,704	[1]
Aircraft and transportation service expenses	18,743	26,591	24,379	[1]
Promotion and selling expenses	5,007	7,755	7,036	[1]
General and administrative expenses	4,088	4,073	3,770	[1]
Depreciation and amortization	24,590	24,620	14,308	[1]
Impairment losses on property, plant and equipment and right-of-use assets	3,961	18
Others	1,802	1,928	1,829	[1]
Total operating expenses	109,111	148,608	140,242	[1]
Other net income	4,686	5,124	5,438	[1]
Operating (loss)/ profit	(11,864)	10,838	8,819	[1]
Interest income	322	74	125	[1],[2]
Interest expense	(6,716)	(5,845)	(3,202)	[1]
Share of associates' results	(776)	(178)	263	[1],[2]
Share of joint ventures' results	309	365	200	[1],[2]
Exchange gain/(loss), net	3,485	(1,477)	(1,853)	[1]
Loss on disposal of a subsidiary	(8)
Changes in fair value of financial assets / liabilities	53	265	12	[1]
Remeasurement of the originally held equity interests in a joint venture	0	13	0	[2]
(Loss)/profit before income tax	(15,195)	4,055	4,364	[2]
Income tax	3,368	(971)	(1,000)	[1]
(Loss)/Profit for the year	(11,827)	3,084	3,364	[1]
(Loss)/profit attributable to:
Equity shareholders of the Company	(10,847)	2,640	2,895	[1]
Non-controlling interests	(980)	444	469	[1]
(Loss)/Profit for the year	¥ (11,827)	¥ 3,084	¥ 3,364	[1]
(Loss)/earnings per share
Basic and diluted	¥ (0.77)	¥ 0.22	¥ 0.27

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).